Intangible Assets and Liabilities	12 Months Ended
Dec. 31, 2020
Finite-Lived Intangible Assets, Net [Abstract]
Intangibles Assets and Liabilities and Goodwill

6. INTANGIBLE ASSETS AND LIABILITIES
Goodwill—During the years ended December 31, 2020, 2019, and 2018 we did not record any impairments or re-allocations of goodwill.
Other Intangible Assets and Liabilities—Other intangible assets and liabilities consisted of the following as of December 31, 2020 and 2019, excluding amounts related to other intangible assets and liabilities classified as held for sale (in thousands):

	2020		2019
	Gross Amount	Accumulated Amortization	Gross Amount	Accumulated Amortization
Corporate intangible assets	$6,804	$(4,922)	$4,883	$(2,444)
In-place leases	441,683	(204,698)	442,729	(170,272)
Above-market leases	66,106	(41,125)	65,946	(34,569)
Below-market lease liabilities	(150,579)	48,834	(151,585)	39,266
Summarized below is the amortization recorded on other intangible assets and liabilities for the years ended December 31, 2020, 2019, and 2018 (in thousands):

	2020	2019	2018
Corporate intangible assets	$2,478	$2,735	$10,618
In-place leases	36,000	42,902	37,101
Above-market leases	6,890	7,502	6,112
Below-market lease liabilities	(10,063)	(11,687)	(10,061)
During the year ended December 31, 2019, we recorded an impairment of $7.8 million related to the management contracts intangible asset; please refer to Note 17. In addition, the portion of this asset that was related to our contract with REIT III was internalized as part of the merger with REIT III. As a result, during the year ended December 31, 2019, we derecognized a net book value of $1.1 million of these intangible assets and included the amount within capitalized asset acquisition costs for that transaction. We evaluated the useful life of the remaining management contracts after this derecognition and concluded that the asset now has a remaining useful life of one year.
Estimated future amortization of the respective other intangible assets and liabilities as of December 31, 2020, excluding estimated amounts related to other intangible assets and liabilities classified as held for sale, for each of the next five years is as follows (in thousands):

	Corporate Intangible Assets	In-Place Leases	Above-Market Leases	Below-Market Leases
2021	$384	$32,877	$6,211	$(9,556)
2022	384	30,293	5,329	(9,094)
2023	384	26,541	4,573	(8,420)
2024	384	23,439	3,284	(7,839)
2025	346	20,435	2,131	(7,341)